CONSOLIDATED BALANCE SHEET (Unaudited) (Parenthetical) - $ / shares	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Common stock, par value per share	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	65,000,000	65,000,000	65,000,000
Common stock, shares issued	25,899,468	25,899,468	25,899,468
Common stock, shares outstanding	25,899,468	25,899,468	25,899,468